Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000032269
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Mid Cap Growth Fund
Russell 3000® Index
Account Value [Line Items]
Account Value	$ 31,475	$ 25,563	$ 21,490	$ 24,950	$ 17,306	$ 16,246	$ 14,907	$ 12,987	$ 10,959	$ 10,729	$ 10,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	$ 27,178	$ 23,622	$ 19,184	$ 27,240	$ 18,947	$ 16,930	$ 14,859	$ 12,537	$ 10,711	$ 10,945	$ 10,000